Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement dated December 31, 2012 to the
Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,
Class P and Class R Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund
Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Emerging Markets Opportunities Fund,
Allianz AGIC Income & Growth Fund, Allianz AGIC International Managed Volatility Fund,
Allianz AGIC Opportunity Fund and Allianz AGIC U.S. Managed Volatility Fund (the “Funds”)

Sub-Adviser Name Change

Effective as of the close of business on December 31, 2012, Allianz Global Investors Capital LLC (“AGI Capital” or “AGIC”), the Sub-Adviser to the Funds, will be renamed Allianz Global Investors U.S. LLC (“AGI U.S.”). All references to “Allianz Global Investors Capital LLC”, “AGI Capital” and “AGIC” will be changed accordingly.

Disclosure Relating to Allianz AGIC U.S. Managed Volatility Fund and
Allianz AGIC International Managed Volatility Fund (the “Managed Volatility Funds”)

Within the Fund Summary relating to Allianz AGIC U.S. Managed Volatility Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Kunal Ghosh, Portfolio Manager at AGI U.S. (previously a Senior Vice President and Portfolio Manager of AGIC), has managed the Fund since 2009.

Mark P. Roemer, Portfolio Manager at AGI U.S. (previously a Senior Vice President and Portfolio Manager of AGIC), has managed the Fund since 2011.

Within the Fund Summary relating to Allianz AGIC International Managed Volatility Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Kunal Ghosh, Portfolio Manager at AGI U.S. (previously a Senior Vice President of AGIC), has managed the Fund since 2006.

Steven Tael, Ph.D., CFA, Portfolio Manager at AGI U.S. (previously a Vice President of AGIC), has managed the Fund since 2006.

Mark P. Roemer, Portfolio Manager at AGI U.S. (previously a Senior Vice President and Portfolio Manager of AGIC), has managed the Fund since January 2013.

The information relating to the Managed Volatility Funds contained in the table under “Management of the Funds — Sub-Advisers — AGI U.S.” in the Prospectus is deleted and replaced with the following:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC U.S. Managed Volatility Fund	Kunal Ghosh	2009	Portfolio Manager at AGI U.S. Formerly, Senior Vice President and Portfolio Manager at AGIC and head of the Systematic Investment Team. Prior to joining AGIC’s predecessor affiliate in 2006, Mr. Ghosh was a research associate and then portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. Mr. Ghosh has over 9 years of relevant experience.

	Mark P. Roemer	2011	Portfolio Manager at AGI U.S. Formerly, Senior Vice President and Portfolio Manager at AGIC and a member of the Systematic Investment Team. Prior to joining AGIC via a predecessor affiliate in 2001, he was a principal and U.S. equity product manager with Barclays Global Investors. Previously he was with Kleinwort Benson Investment Management of London. Mr. Roemer earned his Master’s degree in finance from the London Business School, his M.S. from Stanford University in their joint master’s program between the College of Engineering and Stanford Business School and his B.S. from Virginia Tech.

AGIC International Managed Volatility Fund	Kunal Ghosh	2006	See above.

	Mark P. Roemer	2013	See above.

	Steven Tael, PhD, CFA	2006	Portfolio Manager at AGI U.S. Formerly, Vice President and Portfolio Manager at AGIC and a member of the Systematic Investment team. Prior to joining AGIC’s predecessor affiliate in 2005, Dr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he codeveloped a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement dated December 31, 2012 to the Statement of Additional Information (the “SAI”)
of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund
Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Emerging Markets Opportunities Fund,
Allianz AGIC Income & Growth Fund, Allianz AGIC International Managed Volatility Fund,
Allianz AGIC Opportunity Fund and Allianz AGIC U.S. Managed Volatility Fund (the “Funds”)

Sub-Adviser Name Change

Effective as of the close of business on December 31, 2012, Allianz Global Investors Capital LLC (“AGI Capital” or “AGIC”), the Sub-Adviser to the Funds, will be renamed Allianz Global Investors U.S. LLC (“AGI U.S.”). All references to “Allianz Global Investors Capital LLC”, “AGI Capital” and “AGIC” will be changed accordingly.

Disclosure Relating to Allianz AGIC U.S. Managed Volatility Fund and
Allianz AGIC International Managed Volatility Fund (the “International Managed
Volatility Fund”)

Information regarding Sherry Zhang and Jane Edmondson is hereby deleted from the SAI. The subsection captioned “AGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to indicate that Mark P. Roemer has been added as a portfolio manager of the International Managed Volatility Fund. Information regarding other accounts managed by Mr. Roemer, as well as his ownership of securities of the International Managed Volatility Fund, each as of November 30, 2012, is provided below.

Other Accounts Managed

	Other Pooled Investment				Other Registered

	Vehicles		Other Accounts		Investment Companies

Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)

Mark P. Roemer	5	686.8	14	189.3	4	340.9

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered

	Vehicles		Other Accounts		Investment Companies

Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)

Mark P. Roemer	1	361.7	1	2.7	0	0

Securities Ownership

AGIC International Managed Volatility Fund	Dollar Range of Equity Securities

Mark P. Roemer	$500,000 - $1,000,000

Please retain this Supplement for future reference.